UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Raffles Associates, L.P.
Address    One Penn Plaza, Suite 1628  New York, NY  10119



Form 13F File Number:    028-12413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Paul H. O'Leary
Title   President of General Partner
Phone   212 760 2322

Signature, Place, and Date of Signing:

/s/ Paul H. O'Leary       New York, NY        2/13/2013
-------------------       -------------       ---------
[Signature]               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      50
Form 13F Information Table Value Total:      89,364   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
AIRCASTLE LTD                   COM             G0129K104     1157     92300 SH                                0        0        0
AERCAP HOLDINGS NV              SHS             N00985106     3769    274700 SH                                0        0        0
ASB BANCORP INC N C             COM             00213T109      208     13594 SH                                0        0        0
ADVANTAGE OIL & GAS LTD         COM             00765F101     1287    400000 SH                                0        0        0
ALEXCO RESOURCE CORP            COM             01535P106     4308   1203671 SH                                0        0        0
AMERICAN INDEPENDENCE CORP      COM NEW         026760405     1690    337929 SH                                0        0        0
AMERICAN INTL GROUP INC         W EXP 01/19/202 026874156     2139    155000 SH                                0        0        0
APPLE INC                       COM             037833100      171       300 SH  CALL                          0        0        0
AVALON HLDGS CORP               CL A            05343P109      890    232969 SH                                0        0        0
BCSB BANCORP INC                COM             055367106      497     35000 SH                                0        0        0
BANRO CORP                      COM             066800103      656    234800 SH                                0        0        0
CIFC CORP                       COM             12547R105     2005    250582 SH                                0        0        0
CHEVIOT FINL CORP NEW           COM             16677X105      651     70000 SH                                0        0        0
COWEN GROUP INC NEW             CL A            223622101       61     25000 SH                                0        0        0
CROSSROADS SYS INC              COM NEW         22765D209      137     47756 SH                                0        0        0
ELDORADO GOLD CORP NEW          COM             284902103     5964    463385 SH                                0        0        0
EMERALD OIL INC                 COM NEW         29101U209     2140    408463 SH                                0        0        0
FARMERS NATL BANC CORP          COM             309627107      282     45491 SH                                0        0        0
FLY LEASING LTD                 SPONSORED ADR   34407D109      598     48506 SH                                0        0        0
GASTAR EXPL LTD                 COM NEW         367299203     1249   1032604 SH                                0        0        0
GOLD RESOURCE CORP              COM             38068T105      385     25000 SH                                0        0        0
HARVEST NATURAL RESOURCES IN    COM             41754V103     1956    215700 SH                                0        0        0
JPMORGAN CHASE & CO             W EXP 10/28/201 46634E114      178     15000 SH                                0        0        0
LIBERTY MEDIA CORPORATION       COM A           530322106     2074     17878 SH                                0        0        0
MAG SILVER CORP                 COM             55903Q104     3813    372900 SH                                0        0        0
MAGNUM HUNTER RES CORP DEL      COM             55973B102     1117    280000 SH                                0        0        0
MALVERN BANCORP INC             COM             561409103     2686    240900 SH                                0        0        0
MAYS J W INC                    COM             578473100     1184     54620 SH                                0        0        0
MOUNTAIN PROV DIAMONDS INC      COM NEW         62426E402       97     25000 SH                                0        0        0
NAPCO SEC TECHNOLOGIES INC      COM             630402105      898    246727 SH                                0        0        0
NAUGATUCK VY FINL CORP MD       COM             63906P107     2197    330321 SH                                0        0        0
NOVACOPPER INC                  COM             66988K102       60     33333 SH                                0        0        0
OBA FINL SVCS INC               COM             67424G101     2934    166824 SH                                0        0        0
PNC FINL SVCS GROUP INC         W EXP 12/31/201 693475121     1052    122300 SH                                0        0        0
PACIFIC PREMIER BANCORP         COM             69478X105     1237    120773 SH                                0        0        0
PLATINUM GROUP METALS LTD       COM NEW         72765Q205     1072   1316000 SH                                0        0        0
POLYMET MINING CORP             COM             731916102      163    178400 SH                                0        0        0
PROVIDENT FINL HLDGS INC        COM             743868101     9464    540826 SH                                0        0        0
RED LION HOTELS CORP            COM             756764106     7018    889487 SH                                0        0        0
REIS INC                        COM             75936P105     2478    190209 SH                                0        0        0
SONDE RES CORP                  COM             835426107     1962   1197386 SH                                0        0        0
SOUTHERN MO BANCORP INC         COM             843380106     4153    184979 SH                                0        0        0
STANDARD FINL CORP MD           COM             853393106     4172    239508 SH                                0        0        0
U S ENERGY CORP WYO             COM             911805109      477    317970 SH                                0        0        0
VICON INDS INC                  COM             925811101      182     63196 SH                                0        0        0
VISHAY PRECISION GROUP INC      COM             92835K103     2012    152168 SH                                0        0        0
WAYNE SVGS BANCSHARES INC NE    COM             94624Q101      870     94005 SH                                0        0        0
WELLS FARGO & CO NEW            W EXP 10/28/201 949746119     1338    133800 SH                                0        0        0
WILLIS LEASE FINANCE CORP       COM             970646105      561     39169 SH                                0        0        0
WOLVERINE BANCORP INC           COM             977880103     1715    100700 SH                                0        0        0